DECOMMISSIONING FUND (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Amount deposited	R$ 184,960
Decommissioning fund	1,753,827	R$ 1,222,393
Decommissioning fund increase	405,281	119,006
Public titles
Disclosure of detailed information about financial instruments [line items]
Decommissioning fund	1,593,736	1,147,563
Buyback Transactions
Disclosure of detailed information about financial instruments [line items]
Decommissioning fund	165,359	81,678
Future trading dollar
Disclosure of detailed information about financial instruments [line items]
Decommissioning fund	(5,303)	(6,869)
Others
Disclosure of detailed information about financial instruments [line items]
Decommissioning fund	R$ 35	R$ 21